Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Charter Hire Commission payable to the Management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 7,883,000
Daily management fee	$ 2,700	$ 2,600	$ 2,500
Inflation rate adjustement to management fees	3.00%
Future minimum contractual charter revenues	$ 630,629,000
Amur River (renamed from Clean Force)
Property, Plant and Equipment [Line Items]
Future minimum contractual charter revenues	$ 298,800,000
Time charter contract, remaining term	13 years